Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Increase (decrease) in defined benefit obligation	£ (335)	£ (571)
Percentage of reasonably possible increase in actuarial assumption	0.25%
Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Increase (decrease) in defined benefit obligation	£ 239	392
Percentage of reasonably possible increase in actuarial assumption	0.25%
Actuarial assumption of mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed
Increase (decrease) in defined benefit obligation	£ 256	£ 478